MASSMUTUAL FUNDS
MassMutual Mid Cap Growth Fund
Supplement dated December 13, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective January 1, 2025, the following information supplements the information under the heading Portfolio Manager(s) in the section titled Management (on page 84 of the Prospectus):
Donald J. Easley is a Vice President and Portfolio Manager at T. Rowe Price Investment Management. He has managed the Fund since January 2025.
Ashley R. Woodruff is a Vice President and Portfolio Manager at T. Rowe Price Investment Management. She has managed the Fund since January 2025.
Effective January 1, 2025, the following information replaces similar information for T. Rowe Price Associates, Inc. found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 137 of the Prospectus:
Brian W.H. Berghuis, CFA
is a portfolio manager of a portion of the Mid Cap Growth Fund. Mr. Berghuis is a Vice President and Portfolio Manager for T. Rowe Price Investment Management. He joined T. Rowe Price in 1985 and his investment experience dates from 1983. Mr. Berghuis has served as a portfolio manager for T. Rowe Price or T. Rowe Price Investment Management throughout the past five years.
Effective January 1, 2025, the following information supplements the information for T. Rowe Price Associates, Inc. found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 137 of the Prospectus:
Donald J. Easley
is a portfolio manager of a portion of the Mid Cap Growth Fund. Mr. Easley is a Vice President and Portfolio Manager for T. Rowe Price Investment Management. He joined T. Rowe Price in 2000 and his investment experience dates from 1999. During the past five years, Mr. Easley has served as a portfolio manager and an associate portfolio manager for T. Rowe Price or T. Rowe Price Investment Management.
Ashley R. Woodruff
is a portfolio manager of a portion of the Mid Cap Growth Fund. Ms. Woodruff is a Vice President and Portfolio Manager for T. Rowe Price Investment Management. She worked for T. Rowe Price from 2007 through 2013 and rejoined T. Rowe Price in 2018, and her investment experience dates from 2001. During the past five years, Ms. Woodruff has served as an equity research analyst and an associate portfolio manager for T. Rowe Price or T. Rowe Price Investment Management.
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B3001M-24-14
MCG-24-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Large Cap Blend Fund
Supplement dated December 13, 2024 to the
Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective January 1, 2025, the following information replaces similar information found under the heading Portfolio Manager(s) in the section titled Management found on page 25 of the Prospectus:
Joe Fath, CPA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Effective September 30, 2025, he will step down as a portfolio manager of the Fund.
Effective January 1, 2025, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management found on page 25 of the Prospectus:
James R. Stillwagon is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since January 2025.
Effective January 1, 2025, the following information replaces similar information for T. Rowe Price Associates, Inc. under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 74 of the Prospectus:
Joe Fath, CPA
is a portfolio manager of the MassMutual Select T. Rowe Price Large Cap Blend Fund. Mr. Fath is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2002 and he has 19 years of investment experience. Prior to serving as a portfolio manager for T. Rowe Price, Mr. Fath served as an equity research analyst and, since 2008, has assisted other T. Rowe Price portfolio managers in managing T. Rowe Price’s U.S. large-cap growth strategies. Effective September 30, 2025, he will step down as a portfolio manager of the Fund.
Effective January 1, 2025, the following information supplements the information for T. Rowe Price Associates, Inc. under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 75 of the Prospectus:
James R. Stillwagon
is a portfolio manager of the MassMutual Select T. Rowe Price Large Cap Blend Fund. Mr. Stillwagon is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2017 and his investment experience dates from 2008. Mr. Stillwagon has served as a portfolio manager for T. Rowe Price throughout the past five years.
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B3001M-TRUN-24-05

MASSMUTUAL SELECT FUNDS
MassMutual Mid Cap Growth Fund
(the “Fund”)
Supplement dated December 13, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective January 1, 2025, the following information replaces similar information for the Fund found on page B-338 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the Mid Cap Growth Fund are Brian W. H. Berghuis, Donald J. Easley, and Ashley R. Woodruff.
The following information supplements the information for the Fund found on page B-338 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Donald J. Easley
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Ashley R. Woodruff
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
* The information provided is as of October 31, 2024.
** Does not include the Mid Cap Growth Fund.
Ownership of Securities:
As of October 31, 2024, Mr. Easley and Ms. Woodruff did not own any shares of the Mid Cap Growth Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-24-10

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Large Cap Blend Fund
(the “Fund”)
Supplement dated December 13, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective January 1, 2025, the following information replaces similar information for the Fund found on page B-115 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Large Cap Blend Fund are Shawn T. Driscoll, Joe Fath, Ryan S. Hedrick, Ann M. Holcomb, Jason Nogueira, Jason Benjamin Polun, and James R. Stillwagon. Effective September 30, 2025, Mr. Fath will step down as a portfolio manager of the Fund.
Effective January 1, 2025, the following information supplements the information for the Fund found on page B-116 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
James R. Stillwagon
Registered investment companies**	1	$9,290,789,506	0	$0
Other pooled investment vehicles	1	$1,111,664,502	0	$0
Other accounts	0	$0	0	$0
* The information provided is as of October 31, 2024.
** Does not include the MM Select T. Rowe Price Large Cap Blend Fund.
Ownership of Securities:
As of October 31, 2024, Mr. Stillwagon did not own any shares of the MM Select T. Rowe Price Large Cap Blend Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-24-05